Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31, 2016	December 31, 2017
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	17,731,875	5,909,736
Beijing Aijieli Technology Development Co., Ltd.	-	12,889,735
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	-	10,429,990
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	-	3,576,543
Chengdu Renju	-	35,199,433
Guangzhou Huanglong	-	38,934,992
Qingdao Huiju	-	18,721,643

Total current amounts due from related party	17,731,875	125,662,072

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	-	24,665,944

Total	17,731,875	150,328,016

(b)	Amounts due to related party

	December 31, 2016	December 31, 2017
	US$	US$
Current:
Shenzhen Pingjia Investment Management Co., Ltd.	66,229,724	-
Suzhou Fuchao Enterprise Management Consulting Co., Ltd.	-	23,387,006
Nanjing Gold Pedestal Real Estate Development Co., Ltd.	-	23,388,992
Suzhou Country Garden Real Estate Development Co.,Ltd.	-	23,385,379
Taicang Guangyuan Real Estate Development Co., Ltd.	-	23,387,006
Suzhou Fuyi Enterprise Management Consulting Co., Ltd.	-	7,470,721
Suzhou Guozhan Commercial Plaza Development Co., Ltd.	-	7,470,721
Kunshan Shine Land Group Co., Ltd	-	7,470,721
Shanghai Cifi Enterprise Management Co., Ltd.	-	7,431,209
Shanghai Xinbi Real Estate Development Co., Ltd.	-	3,671,987
Changxing Xinbi Investment Management Partnership (limited partnership)	-	743,121
Foshan Shunde District Gongheng Investment Co., Ltd.	-	371,560

Total current amounts due to related party	66,229,724	128,178,423

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	-	29,917,961

Total	66,229,724	158,096,384

(c)	Amounts due from employees

	December 31, 2016	December 31, 2017
	US$	US$
Advances to employees	620,462	2,174,302